EMPLOYEE BENEFITS (Details) - Schedule of principal assumptions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans Abstract
Discount rate	3.13%	4.27%
Expected rate of salary increase	4.50%	4.50%
Rate of turnover	6.04%	6.60%
Mortality rate	RV-2014	RV-2014
Inflation rate	2.80%	2.70%
Retirement age of women	60	60
Retirement age of men	65	65